Basis of preparation, significant judgments, and accounting policies, Going Concern (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Going concern basis [Abstract]
Bank loan or other debts outstanding	$ 0
Cash and cash equivalents	246,251	$ 100,791	$ 78,420	$ 165,955
Marketable securities	34,500	62,400
Other financial assets	$ 0	$ 19,387